OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 6 – OTHER CURRENT ASSETS

The following table summarizes the components of the Group’s other current assets as of the dates presented:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Advances to vendors	¥174,116	¥103,747
Prepaid expenses	115,300	70,621
Others	64,163	58,422
Total	¥353,579	¥232,790